Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Additional paid-in Capital	Accumulated deficit	Total
Balance at Dec. 31, 2017	$ 58,559	$ 17,830,361	$ (15,086,200)	$ 2,802,720
Balance, Shares at Dec. 31, 2017	21,737,263
Issuance of ordinary shares	$ 3,116	958,654		961,770
Issuance of ordinary shares, Shares	1,167,615
Issuance of ordinary shares in connection with conversion of convertible loans	$ 241	44,986		45,227
Issuance of ordinary shares in connection with conversion of convertible loans, Shares	90,454
Issuance of ordinary shares in connection with Professional service rendered	$ 508	150,992		151,500
Issuance of ordinary shares in connection with Professional service rendered, Shares	175,000
Beneficial conversion feature related to convertible loans		338,266		338,266
Issuance of warrants		132,970		132,970
Exercise of options	$ 181	813		994
Exercise of options, Shares	64,631
Stock based compensation		76,996		76,996
Stock based compensation, Shares
Net loss			(1,001,681)	(1,001,681)
Balance at Jun. 30, 2018	$ 62,605	19,534,038	(16,087,881)	3,508,762
Balance, Shares at Jun. 30, 2018	23,234,963
Balance at Dec. 31, 2018	$ 63,301	19,698,606	(17,058,758)	2,703,149
Balance, Shares at Dec. 31, 2018	23,491,948
Issuance of ordinary shares in connection with conversion of convertible loans	$ 1,204	71,762		72,966
Issuance of ordinary shares in connection with conversion of convertible loans, Shares	429,212
Issuance of ordinary shares in connection with Professional service rendered	$ 310	12,959		13,269
Issuance of ordinary shares in connection with Professional service rendered, Shares	112,500
Stock based compensation		59,299		59,299
Stock based compensation, Shares
Net loss			(2,228,300)	(2,228,300)
Balance at Jun. 30, 2019	$ 64,815	$ 19,842,626	$ (19,287,058)	$ 620,383
Balance, Shares at Jun. 30, 2019	24,033,660